Unit-Based Compensation (Details) - USD ($) $ in Thousands					3 Months Ended
	Oct. 05, 2020	Oct. 01, 2020	Feb. 01, 2020	Apr. 29, 2019	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense					$ 413	$ 153
Awards Granted on February 1, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased for payment of employee tax withholding obligations (in units)			1,229
Units granted, net of shares repurchased for payment of employee tax withholding obligations (in units)			14,538
Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units forfeited (in units)	2,706
Restricted units | Awards Granted on April 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted				14,766
Unit-based compensation expense					166	153
Additional unit-based compensation to be recognized					$ 601
Unit-based compensation expense recognition period					14 months
Units forfeited (in units)	904
Restricted units | Awards Granted on February 1, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted			15,767
Unit vesting period			3 years
Unit-based compensation expense					$ 122	$ 0
Additional unit-based compensation to be recognized					$ 1,100
Unit-based compensation expense recognition period					26 months
Units forfeited (in units)	1,802
Restricted units | Awards Granted on October 1, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted		13,309
Unit vesting period		3 years
Unit-based compensation expense					$ 125
Additional unit-based compensation to be recognized					$ 1,400
Unit-based compensation expense recognition period					33 months
Restricted units | Minimum | Awards Granted on April 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit vesting period					2 years
Restricted units | Maximum | Awards Granted on April 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit vesting period					3 years